Other Operating Income/(Expenses) - Summary of Other Operating Income Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of other operating income expense [abstract]
Brazilian tax credits	$ 44	$ 201		$ 226
Government grants	374	311		322
Net gain on disposal of property, plant and equipment, intangible assets and assets held for sale	73	82		65
License income	31	27		25
Net rental and other operating income	256	220		167
Other operating income/(expenses)	$ 778	$ 841	[1]	$ 805	[1]

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2021 and 2022 presentation were amended to conform to the 2023 presentation.